Recoverable Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Recoverable Taxes [Abstract]
Schedule of Tax Credits

These taxes are realized based on growth projections, operating aspects, and projections of generation of debits for the use of these credits by the Company.

		As of December 31,
	Note	2024	2023
ICMS	9.1	1,297	1,085
PIS/COFINS	9.2	353	287
Social Security Contribution - INSS		144	169
Whithholding taxes to be recovered		119	132
		1,913	1,673
Current		1,241	1,100
Non-current		672	573

Schedule of Over Adherence to the Annually Established Plan

As of December 31, 2024, the Company’s management has monitoring controls over adherence to the annually established plan, reassessing and including new elements that contribute to the realization of the ICMS balance to be recovered, as shown in the table below:

Year	Amount
Within 1 year	684
From 1 to 2 years	162
From 2 to 3 years	146
From 3 to 4 years	120
From 4 to 5 years	64
More than 5 years	121
1,297